Expense Example - PIMCO RAE Fundamental Advantage PLUS Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	93	290	504	1,120	503	775	1,066	1,895